Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information
33. Segment information
Identification of reportable segments
The Company has identified its operating segments based on the internal reports that are reviewed and used by the chief executive officer and the executive management (the chief operating decision makers or "CODM") in assessing performance and in determining the allocation of resources.
The CODM consider the business from both a geographic and product perspective and assess the performance of the operating segments based on measures of profit and loss as well as assets and liabilities. These measures include earnings from mine operations, expenditures on exploration, property, plant and equipment and non-current assets, as well as total debt. As at December 31, 2020, Eldorado had six reportable segments based on the geographical location of mining and exploration and development activities.
Geographical segments
Geographically, the operating segments are identified by country and by operating mine. The Turkey reporting segment includes the Kişladağ and the Efemçukuru mines and exploration activities in Turkey. The Canada reporting segment includes the Lamaque operations and exploration activities in Canada. The Greece reporting segment includes the Stratoni and Olympias mines, the Skouries, Perama Hill and Sapes projects and exploration activities in Greece. The Romania reporting segment includes the Certej project and exploration activities in Romania. The Brazil reporting segment includes the Tocantinzinho project and exploration activities. The Brazil segment also includes Vila Nova up until the sale of the Vila Nova iron ore mine in September 2020. Other reporting segment includes operations of Eldorado’s corporate offices.
Financial information about each of these operating segments is reported to the CODM on a monthly basis. The mines in each of the different reporting segments share similar economic characteristics and have been aggregated accordingly.
33. Segment information (continued)

As at and for the year ended December 31, 2020	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Earnings and loss information
Revenue	$588,188	$257,267	$181,230	$—	$—	$—	$1,026,685
Production costs	201,895	78,309	164,979	—	—	—	445,183
Depreciation and amortization	111,403	83,968	51,280	—	—	—	246,651
Earnings (loss) from mine operations	$274,890	$94,990	$(35,029)	$—	$—	$—	$334,851

Other significant items of income and expense
Write-down (reversal) of assets (Note 11)	$209	$—	$40,030	$(1,579)	$—	$—	$38,660
Exploration and evaluation expenses	2,192	2,978	592	4,987	199	1,745	12,693
Income tax expense (recovery)	65,815	23,122	(8,763)	(6,081)	5,041	—	79,134

Capital expenditure information
Additions to property, plant and equipment during the period (*)	$88,894	$59,832	$42,638	$6	$2,050	$7,054	$200,474

Information about assets and liabilities
Property, plant and equipment	$762,162	$579,399	$2,027,612	$414,118	$205,432	$9,770	$3,998,493
Goodwill	—	92,591	—	—	—	—	92,591
	$762,162	$671,990	$2,027,612	$414,118	$205,432	$9,770	$4,091,084

Debt, including current portion	$—	$—	$—	$—	$—	$501,132	$501,132

* Presented on an accrual basis, excludes asset retirement adjustments.
33. Segment information (continued)

As at and for the year ended December 31, 2019	Turkey	Canada	Greece	Romania	Brazil	Other	Total

Earnings and loss information
Revenue	$352,385	$125,282	$140,156	$—	$—	$—	$617,823
Production costs	137,080	50,733	147,026	—	—	—	334,839
Depreciation and amortization	63,949	47,659	41,510	—	—	—	153,118
Earnings (loss) from mine operations	$151,356	$26,890	$(48,380)	$—	$—	$—	$129,866

Other significant items of income and expense
Reversal of impairment (Note 11)	$(85,224)	$—	$—	$—	$(11,690)	$—	$(96,914)
Write-down of assets	105	—	6,177	16	—	—	6,298
Exploration and evaluation expenses	2,593	1,905	3,223	4,887	381	1,654	14,643
Income tax expense (recovery)	57,518	(2,727)	(14,305)	(1,110)	249	146	39,771

Capital expenditure information
Additions to property, plant and equipment during the period (*)	$62,887	$75,328	$39,349	$24	$3,476	$39	$181,103
Capitalized interest	—	3,848	—	—	—	—	3,848

Information about assets and liabilities
Property, plant and equipment	$791,354	$606,274	$2,067,719	$415,150	$204,419	$3,286	$4,088,202
Goodwill	—	92,591	—	—	—	—	92,591
	$791,354	$698,865	$2,067,719	$415,150	$204,419	$3,286	$4,180,793

Debt	$—	$—	$—	$—	$—	$479,732	$479,732

* Presented on an accrual basis; net of pre-commercial production proceeds and excludes asset retirement adjustments and right-of-use assets of $9,379 recognized upon the adoption of IFRS 16 on January 1, 2019.

The Turkey segment derives its revenues from sales of gold and silver. The Greece segment derives its revenue from sales of gold, zinc and lead-silver concentrates. The Canadian segment derives its revenue from sales of gold and silver. For the year ended December 31, 2020, revenue from two customers of the Company’s Turkey segment represents approximately $368,459 (2019 - $280,092) of the Company’s total revenue. Revenue from one customer of the Company’s Canadian segment represents approximately $255,558 (2019 - $122,160) of the Company’s total revenue.